Income tax (Schedule of Movement of valuation allowance) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Balance at beginning of the year	[1]	$ (224,130)	$ (242,051)	$ (213,688)
Additions		(60,805)	(31,733)	(58,968)
Reversals		12,013	49,654	30,605
Balance at end of the year	[1]	$ (272,922)	$ (224,130)	$ (242,051)

[1]	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was mainly provided for net operating loss carry forwards because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.